Taxation	12 Months Ended
Jun. 30, 2022
Taxation [Abstract]
Taxation
Section 3.	Taxation

3.1.	Taxation

	06/30/2022	06/30/2021	06/30/2020
	$’000	$’000	$’000
Tax expense comprises:
Income tax
Current tax benefit / (expense)	-	-	-
Tax expense related to movements in deferred tax balances	-	-	-
Total tax (expense) / benefit	-	-	-
Numerical reconciliation between tax (expense) / benefit and pre-tax net result:
Loss before tax	(12,583)	(10,326)	(5,446)
Prima facie taxation benefit at 30%	(3,775)	(3,098)	(1,634)
Decrease / (increase) in income tax benefit due to:
Non-deductible expenses	1,501	728	287
Foreign exchange and other translation adjustments	(1,177)	432	(616)
Additional tax deductible expenditure	(190)	(113)	(82)
Unrecognised tax losses relating to current year	3,859	2,160	2,142
Adjustments for prior years	(218)	(109)	(97)
Income tax (expense) / benefit	-	-	-

No provision for income tax is considered necessary in respect of the Company for the year ended June 30 2022. No recognition has been given to any future income tax benefit which may arise from operating losses not claimed for tax purposes.  The Group has estimated tax loss positions across the group as follows:

Deferred Tax
Deferred tax relates to the following
06/30/2022
$’000
Deferred tax relates to the following
Foreign exchange gain/loss	(1,177)
Losses available for offsetting against future taxable income	1,177
Net deferred tax asset	-

The Group has tax losses for which no deferred tax asset has been recognised on the Statement of Financial Position that amounted to $37.6 million.

	Jurisdiction 06/30/2022
	Australia	USA	Canada
	AUD$'000	US$'000	CAD$'000
Non-recognised tax losses - revenue
Balance at the beginning of the period	17,608	8,977	216
Movement during the period	3,536	2,853	3
Balance at the end of the period	21,144	11,830	219

	AUD$'000	US$'000	CAD$'000
Non-recognised tax losses - capital
Balance at the beginning of the period	7,307	-	-
Movement during the period	-	-	-
Balance at the end of the period	7,307	-	-
Total revenue and capital losses not recognised	28,451	11,830	219

These amounts will only be obtained if:

•	the Company and Controlled Entities derive future assessable income of a nature and of an amount sufficient to enable the benefit from the deductions for the losses to be realised,
•	the Company and Controlled Entities continue to comply with the conditions for deductibility imposed by the law, and
•
no changes in tax legislation adversely affect the Company and Controlled Entities in realising the benefit from the deductions for the losses, i.e. current tax legislation permits carried forward tax losses to be carried forward indefinitely.

The group has additional tax value embedded in the Rhyolite Ridge exploration asset. Future deductibility is expected against anticipated assessable income from the Project once in production.